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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Asset Allocation Fund, for the year ended December 31, 2004. This 1 series has December 31 fiscal year end.

Date of reporting period: December 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Fund

Evergreen

ASSET ALLOCATION FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

table of contents
1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
5	P O RT F O L I O M A N A G E R C O M M E N TA RY
6	A B O U T Y O U R F U N D ' S E X P E N S E S
8	F I N A N C I A L H I G H L I G H T S
13	S C H E D U L E O F I N V E S T M E N T S
14	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
15	S TAT E M E N T S O F O P E R AT I O N S
16	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
19	N O T E S T O F I N A N C I A L S TAT E M E N T S
25	R E P O RT O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
26	A D D I T I O N A L I N F O R M AT I O N
28	T R U S T E E S A N D O F F I C E R S

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Asset Allocation Fund, which covers the nine-month period ended December 31, 2004.

The investment period began on the heels of a dramatic turnaround in the financial markets during 2003. Despite the improvement in market sentiment, though, many uncertainties remained, and our balanced portfolio teams prepared for a volatile year. It was our estimation that while the fundamentals supporting growth in Gross Domestic Product ("GDP") and corporate profits remained solid, a combination of unknowns could dampen enthusiasm in 2004. Geopolitical uncertainties, higher interest rates, the war on terror, oil prices and the presidential election all managed to elevate risk throughout the year. Yet when all the dust settled, we believe it was our consistent focus on the long-term fundamentals, despite the periods of short-term volatility, that enabled our balanced portfolios to participate in the benefits of diversified investing.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated, affecting market sentiment. It was our strong opinion, though, that this development was part of the classic transition of an economy evolving from recovery to expansion within the economic cycle. After considering the fundamentals

LETTER TO SHAREHOLDERS continued

supporting manufacturing, services, consumption, and investment, we maintained our outlook for a less spectacular, though more sustainable, pace of growth for the U.S. economy.

This moderation in economic growth presented another challenge for the financial markets, since the Federal Reserve ("Fed") was crystal clear in its intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With growth slowing, the Fed could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Initially, the bond market did not agree with this assessment. The yield on the 10-year Treasury jumped by more than 100 basis points in the first half of the year, as the markets feared a repeat of 1994, when bonds were caught unprepared for the extent of Fed tightening. This past year, though, the fixed income markets had made significant adjustments in advance of the Fed tightening, which resulted in short-term pain at the expense of a protracted period of surging yields. Indeed, once the Fed began to raise its target for the federal funds rate, the yield curve flattened in the second half of the year, suggesting diminished concerns about long-term inflation. In addition to the Treasury market, many corporates, mortgages and municipal bonds managed to generate positive returns for diversified fixed income portfolios during the investment period.

The equity markets struggled within a relatively tight trading range for much of the year. Interest rates, terror, oil prices, and the presidential election weighed heavily on market sentiment. In addition, profit growth was expected to slow as the cycle matured. Throughout this period, we maintained our belief in the fundamental strengths supporting

LETTER TO SHAREHOLDERS continued

growth in the economy and corporate earnings. Similar to the transition in GDP, we projected more moderate, yet still solid, levels of corporate profitability. As a result, our equity portfolio teams remained fully engaged during the periods of low volume and market weakness. We believe this strategy was effective for our long-term investors, for since stocks hit their 2004 lows in mid-August, the equity markets began a gradual climb higher, breaking through the year's trading range as oil prices declined and the outcome of the presidential election was quickly determined.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of December 31, 2004

M A N A G E M E N T    T E A M

Grantham, Mayo, Van Otterloo & Co. LLC

Asset Allocation Team

C U R R E N T    I N V E S T M E N T    S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E    A N D    R E T U R N S

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

9-month with sales charge	1.38%	1.99%	5.96%	N/A	N/A

9-month w/o sales charge	7.55%	6.99%	6.96%	7.79%	7.53%

Average annual return*

1-year with sales charge	5.60%	6.31%	10.26%	12.37%	11.93%

1-year w/o sales charge	12.05%	11.31%	11.26%	12.37%	11.93%

5-year	7.50%	7.73%	8.02%	9.08%	8.60%

Since portfolio inception	9.15%	9.14%	9.14%	10.22%	9.71%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund's higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

L O N G - T E R M    G R O W T H

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares, versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Free Index excluding U.S. (MSCI ACWI Free), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI Free and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 7.55% for the nine-month period ended December 31, 2004, excluding any applicable sales charges. During the same period, the GMO Global Balanced Index (GMOGBI) returned 7.52%, the Lehman Brothers Aggregate Bond Index (LBABI) returned 1.64%, the Morgan Stanley Capital International All Country World Free Index excluding U.S. (MSCI ACWI Free) returned 15.77% and the Standard & Poor's 500 Index (S&P 500) returned 9.04% . The fund seeks total return greater than the GMOGBI, a composite benchmark computed by GMO, the investment sub-advisor. It consists of (1) 48.75% S&P 500; (2) 16.25% MSCI ACWI Free; and (3) 35% LBABI.

The domestic and international equity markets posted moderate to strong returns in 2004. The best performance came from overseas, with the MSCI ACWI Free outperforming the S&P 500. In all of the global markets, small-cap stocks outpaced large-cap stocks, and lower quality stocks did better than high quality stocks.

An overweight towards non-U.S. equities drove the portfolio's outperformance relative to the GMOGBI. Investments in developed markets contributed the most, with the strongest results coming from the international value portfolio. The biggest detractor from performance came from our emphasis on high quality stocks; however, an overweight in real estate investment trusts, which increased substantially, mitigated the slight underperformance of the high quality stock position.

In the fixed income portion of the portfolio, investments in GMO Core Plus Bond Fund, GMO International Bond Fund and GMO Currency Hedged International Bond Fund proved positive for performance as well.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the underlying funds.

All data is as of December 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,094.10	$ 5.38
Class B	$ 1,000.00	$ 1,091.08	$ 9.07
Class C	$ 1,000.00	$ 1,090.21	$ 9.06
Class I	$ 1,000.00	$ 1,096.45	$ 3.80
Class R	$ 1,000.00	$ 1,093.83	$ 6.70
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$ 5.19
Class B	$ 1,000.00	$ 1,016.53	$ 8.74
Class C	$ 1,000.00	$ 1,016.53	$ 8.74
Class I	$ 1,000.00	$ 1,021.58	$ 3.67
Class R	$ 1,000.00	$ 1,018.80	$ 6.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.02% for Class A, 1.72% for Class B, 1.72% for Class C, 0.72% for Class I and 1.27% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

ABOUT YOUR FUND'S EXPENSES continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,094.10	$ 8.08
Class B	$ 1,000.00	$ 1,091.08	$ 11.75
Class C	$ 1,000.00	$ 1,090.21	$ 11.75
Class I	$ 1,000.00	$ 1,096.45	$ 6.50
Class R	$ 1,000.00	$ 1,093.83	$ 9.39
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.49	$ 7.78
Class B	$ 1,000.00	$ 1,013.96	$ 11.32
Class C	$ 1,000.00	$ 1,013.96	$ 11.32
Class I	$ 1,000.00	$ 1,019.00	$ 6.26
Class R	$ 1,000.00	$ 1,016.23	$ 9.05

* The expense ratios include the fund's direct operating expenses as of 12/31/2004 and the indirect expenses of the underlying funds in which the fund invests as of 9/30/2004. The indirect expenses were estimated to be 0.51% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.53% for Class A, 2.23% for Class B, 2.23% for Class C, 1.23% for Class I and 1.78% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year
	Ended	Year Ended March 31,		Year Ended February 28,
	December
CLASS A	31, 2004 [1]	2004	2003 [2]	2003	2002	2001	2000 [3]

Net asset value, beginning of period	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78	$ 10.51

Income from investment operations
Net investment income (loss)	0.24	0.26 4	(0.01) [4]	0.16	0.43 4	0.47	0.44
Net realized and unrealized
gains or losses on investments	0.74	3.02	(0.06)	(0.49)	0.04	0.60	0.91

Total from investment operations	0.98	3.28	(0.07)	(0.33)	0.47	1.07	1.35

Distributions to shareholders from
Net investment income	(0.24)	(0.21)	0	(0.42)	(0.50)	(0.82)	(0.43)
Net realized gains	(0.09)	(0.01)	0	(0.04)	0	(0.23)	(0.65)
Total distributions to shareholders	(0.33)	(0.22)	0	(0.46)	(0.50)	(1.05)	(1.08)

Net asset value, end of period	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78

Total return [5]	7.55%	33.15%	(0.70%)	(3.16%)	4.43%	10.12%	12.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,531,158	$722,977	$25,019	$13,879	$130,926	$112,704	$119,075
Ratios to average net assets
Expenses [6,7]	1.02% [8]	1.17%	1.16% [8]	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.19% [8]	1.03%	(1.12%) [8]	2.51%	4.00%	4.13%	4.18%
Portfolio turnover rate	7%	16%	0%	28%	16%	26%	26%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

8 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended			Year Ended
	December	Year Ended March 31,		February 28,
CLASS B	31, 2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	0.18	0.19 [4]	(0.01) [4]	(0.06) [4]
Net realized and unrealized gains or losses on investments	0.72	2.99	(0.06)	0.28

Total from investment operations	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.09)	(0.01)	0	0
Total distributions to shareholders	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$ 13.50	$ 12.87	$ 9.87	$ 9.94

Total return [5]	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses [6,7]	1.72% [8]	1.88%	1.89% [8]	1.88% [8]
Net investment income (loss)	2.28% [8]	0.44%	(1.85%) [8]	(1.46%) [8]
Portfolio turnover rate	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

8 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended			Year Ended
	December	Year Ended March 31,		February 28,
CLASS C	31, 2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	0.19	0.18 4	(0.01) [4]	(0.07) [4]
Net realized and unrealized gains or losses on investments	0.69	2.96	(0.07)	0.30

Total from investment operations	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.09)	(0.01)	0	0
Total distributions to shareholders	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$ 13.28	$ 12.67	$ 9.72	$ 9.80

Total return [5]	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses [6,7]	1.72% [8]	1.88%	1.90% [8]	1.86% [8]
Net investment income (loss)	2.43% [8]	0.37%	(1.86%) [8]	(1.76%) [8]
Portfolio turnover rate	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Excludes expenses incurred indirectly through investment in underlying funds

7 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

8 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended			Year Ended
	December	Year Ended March 31,		February 28,
CLASS I	31, 2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	0.22	0.30 [4]	(0.01) [4]	0.29
Net realized and unrealized gains or losses on investments	0.79	3.03	(0.05)	(0.05)

Total from investment operations	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.09)	(0.01)	0	0
Total distributions to shareholders	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$ 13.68	$ 13.02	$ 9.92	$ 9.98

Total return	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,202	$46,970	$15,039	$ 22
Ratios to average net assets
Expenses [5,6]	0.72% [7]	0.88%	0.91% [7]	0.91% [7]
Net investment income (loss)	3.64% [7]	1.56%	(0.87%) [7]	7.00% [7]
Portfolio turnover rate	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excludes expenses incurred indirectly through investment in underlying funds

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended
	December	Year Ended
CLASS R	31, 2004 [1]	March 31, 2004 [2]

Net asset value, beginning of period	$12.96	$11.95

Income from investment operations
Net investment income	0.18	0.07 [3]
Net realized and unrealized gains or losses on investments	0.79	1.16

Total from investment operations	0.97	1.23

Distributions to shareholders from
Net investment income	(0.25)	(0.21)
Net realized gains	(0.09)	(0.01)
Total distributions to shareholders	(0.34)	(0.22)

Net asset value, end of period	$13.59	$12.96

Total return	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 496	$ 1
Ratios to average net assets
Expenses [4,5]	1.27% [6]	1.20% [6]
Net investment income	13.43% [6]	1.28% [6]
Portfolio turnover rate	7%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excludes expenses incurred indirectly though investment in underlying funds

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

MUTUAL FUND SHARES 99.0%
INTERNATIONAL EQUITY 35.1%
GMO Alpha Only Fund, Class III	11,330,144	$ 114,547,755
GMO Currency Hedged International Equity Fund, Class III	28,237,103	228,155,795
GMO Emerging Markets Fund, Class VI	15,293,836	261,983,402
GMO Emerging Markets Quality Fund, Class VI	9,295,303	66,740,273
GMO International Growth Fund, Class III	14,483,233	383,805,672
GMO International Intrinsic Value Fund, Class IV	13,591,786	386,822,222
GMO International Small Companies Fund, Class III	5,973,261	100,888,377

		1,542,943,496

INTERNATIONAL FIXED INCOME 8.3%
GMO Currency Hedged International Bond Fund, Class III	26,822,676	255,083,648
GMO Emerging Country Debt Fund, Class IV	3,545,591	38,434,201
GMO International Bond Fund, Class III	6,648,813	71,208,784

		364,726,633

U.S. EQUITY 28.7%
GMO Real Estate Fund, Class III	6,606,481	101,805,879
GMO U.S. Core Fund, Class VI	57,157,587	808,779,862
GMO U.S. Quality Equity Fund, Class IV	17,084,712	348,015,589

		1,258,601,330

U.S. FIXED INCOME 26.9%
GMO Core Plus Bond Fund, Class III	53,942,725	554,531,217
GMO Domestic Bond Fund, Class III	52,640,447	517,981,994
GMO Inflation Indexed Bond Fund, Class III	9,593,010	111,182,988
GMO Short-Duration Investment Fund, Class III	911	7,965

		1,183,704,164

Total Mutual Fund Shares (cost $4,019,963,637)		4,349,975,623

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $4,774,288)	4,774,288	4,774,288

Total Investments (cost $4,024,737,925) 99.1%		4,354,749,911
Other Assets and Liabilities 0.9%		40,297,507

Net Assets 100.0%		$ 4,395,047,418

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows portfolio composition as a percent of total investments as of December 31, 2004:
Equity Mutual Fund Shares	64.3%
Fixed Income Mutual Fund Shares	35.6%
Cash Equivalents	0.1%

100.0%

The following table shows the percent of total investments by sector as of December 31, 2004:
International Equity	35.5%
U.S. Equity	28.9%
U.S. Fixed Income	27.2%
International Fixed Income	8.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments at value (cost $4,024,737,925)	$4,354,749,911
Receivable for Fund shares sold	43,584,182
Prepaid expenses and other assets	286,748

Total assets	4,398,620,841

Liabilities
Payable for Fund shares redeemed	2,586,519
Advisory fee payable	137,798
Distribution Plan expenses payable	263,645
Due to other related parties	48,060
Accrued expenses and other liabilities	537,401

Total liabilities	3,573,423

Net assets	$4,395,047,418

Net assets represented by
Paid-in capital	$4,016,046,645
Undistributed net investment income	6,870,468
Accumulated net realized gains on investments	42,118,319
Net unrealized gains on investments	330,011,986

Total net assets	$4,395,047,418

Net assets consists of
Class A	$1,531,158,475
Class B	1,158,216,257
Class C	1,614,974,755
Class I	90,201,857
Class R	496,074

Total net assets	$4,395,047,418

Shares outstanding
Class A	112,391,272
Class B	85,812,462
Class C	121,577,964
Class I	6,594,054
Class R	36,512

Net asset value per share
Class A	$13.62
Class A - Offering price (based on sales charge of 5.75%)	$14.45
Class B	$13.50
Class C	$13.28
Class I	$13.68
Class R	$13.59

See Notes to Financial Statements

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	December 31,	March 31,
	2004 (a)	2004

Investment income
Dividends from investment company shares	$ 99,892,926	$ 19,461,030

Expenses
Advisory fee	10,073,254	4,297,526
Distribution Plan expenses
Class A	2,450,280	731,572
Class B	6,740,515	2,938,247
Class C	8,811,565	2,938,062
Class R	255	3
Administrative services fee	2,415,133	858,621
Transfer agent fees	3,837,713	1,540,971
Trustees' fees and expenses	8,770	12,156
Printing and postage expenses	224,887	102,385
Custodian and accounting fees	502,962	200,395
Registration and filing fees	308,475	459,231
Professional fees	25,683	19,669
Other	100,279	47,801

Total expenses	35,499,771	14,146,639
Less: Expense reductions	(11,401)	(2,414)
Fee waivers and expense reimbursements	(118,668)	(19,559)

Net expenses	35,369,702	14,124,666

Net investment income	64,523,224	5,336,364

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	8,569,590	2,072,517
Capital gain distributions from investment company shares	66,527,460	9,609,286

Net realized gains on investments	75,097,050	11,681,803
Net change in unrealized gains or losses on investments	158,370,107	172,281,491

Net realized and unrealized gains or losses on investments	233,467,157	183,963,294

Net increase in net assets resulting from operations	$ 297,990,381	$ 189,299,658

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	December 31, 2004 (a)		March 31, 2004 (b)

Operations
Net investment income		$64,523,224		$5,336,364
Net realized gains on investments		75,097,050		11,681,803
Net change in unrealized gains or losses
on investments		158,370,107		172,281,491

Net increase in net assets resulting from
operations		297,990,381		189,299,658

Distributions to shareholders from
Net investment income
Class A		(26,207,430)		(6,267,950)
Class B		(15,042,831)		(6,117,076)
Class C		(21,511,145)		(6,935,829)
Class I		(1,689,897)		(581,933)
Class R		(8,604)		(17)
Net realized gains
Class A		(8,654,850)		(226,443)
Class B		(6,856,607)		(266,578)
Class C		(9,423,854)		(289,475)
Class I		(484,913)		(19,866)
Class R		(144)		(1)

Total distributions to shareholders		(89,880,275)		(20,705,168)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	65,040,306	841,945,863	55,309,819	677,203,879
Class B	38,159,141	487,714,618	49,136,496	584,123,724
Class C	60,252,680	761,609,502	66,378,036	792,173,565
Class I	3,388,244	44,517,574	2,452,448	29,634,885
Class R	36,041	484,184	84	1,222

		2,136,271,741		2,083,137,275

Net asset value of shares issued in
reinvestment of distributions
Class A	2,163,276	29,272,776	438,266	5,425,742
Class B	1,491,200	19,961,599	472,100	5,806,831
Class C	1,686,282	22,208,792	436,202	5,282,408
Class I	68,497	931,638	11,913	147,954
Class R	644	8,718	0	0

		72,383,523		16,662,935

Automatic conversion of Class B
shares to Class A shares
Class A	855,141	11,069,366	358,367	4,430,386
Class B	(864,557)	(11,069,366)	(361,095)	(4,430,386)

		0		0

Payment for shares redeemed
Class A	(11,393,309)	(147,487,788)	(2,905,387)	(35,841,664)
Class B	(4,887,793)	(62,442,466)	(1,739,927)	(21,224,236)
Class C	(7,439,307)	(93,570,740)	(2,056,681)	(24,979,025)
Class I	(470,352)	(6,074,043)	(372,278)	(4,590,459)
Class R	(257)	(3,475)	0	0

		(309,578,512)		(86,635,384)

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

(b) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended	Year Ended
	December 31, 2004 (a)	March 31, 2004 (b)

Capital share transactions continued
Net increase in net assets resulting from
capital share transactions	$ 1,899,076,752	$ 2,013,164,826

Total increase in net assets	2,107,186,858	2,181,759,316
Net assets
Beginning of period	2,287,860,560	106,101,244

End of period	$ 4,395,047,418	$ 2,287,860,560

Undistributed (overdistributed) net
investment income	$ 6,870,468	$ (20,058)

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

(b) For Class R, for the period from October 10, 2003 (commencement of class operations), to March 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended		Year Ended
	March 31, 2003 (a)		February 28, 2003 (b)

Operations
Net investment income (loss)		$ (93,086)		$ 1,773,454
Net realized gains or losses on investments		0		(4,252,860)
Net change in unrealized gains or losses
on investments		(103,310)		1,938,831

Net decrease in net assets resulting from
operations		(196,396)		(540,575)

Distributions to shareholders from
Net investment income
Class A		0		(2,196,738)
Class B		0		(4,094)
Class C		0		(6,733)
Class I		0		(108)
Net realized gains
Class A		0		(474,644)

Total distributions to shareholders		0		(2,682,317)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,195,659	11,880,552	2,953,583	31,515,194
Class B	2,087,319	20,617,737	2,376,847	23,836,594
Class C	1,071,633	10,462,267	1,256,840	12,453,300
Class I	1,513,333	14,757,153	2,241	22,631

		57,717,709		67,827,719

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	241,406	2,544,290
Class B	0	0	386	3,902
Class C	0	0	672	6,690
Class I	0	0	8	82

		0		2,554,964

Automatic conversion of Class B shares
to Class A shares
Class A	4,512	44,851	2,385	23,776
Class B	(4,530)	(44,851)	(2,392)	(23,776)

		0		0

Payment for shares redeemed
Class A	(66,585)	(659,398)	(13,960,530)	(148,262,006)
Class B	(26,616)	(261,948)	(24,117)	(240,643)
Class C	(7,174)	(70,045)	(1,219)	(11,887)

		(991,391)		(148,514,536)

Net increase (decrease) in net assets
resulting from capital share
transactions		56,726,318		(78,131,853)

Total increase (decrease) in net assets		56,529,922		(81,354,745)
Net assets
Beginning of period		49,571,322		130,926,067

End of period		$ 106,101,244		$ 49,571,322

Undistributed net investment income		$ 0		$ 0

(a) For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

(b) For Classes B, C and I, for the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1 . O R G A N I Z AT I O N

Evergreen Asset Allocation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund operates as a "fund of funds" which invests in shares of GMO-managed mutual funds ("underlying funds"). Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

As of the close of business on October 2, 2002, the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"), a series of GMO Trust, were acquired by the Fund in exchange for shares of the Fund. Class III shares of GMO Fund received Class A shares of the Fund. As GMO Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of GMO Fund has been carried forward.

2 . S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term investments in other mutual funds are also valued at net asset value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to short-term capital gains that have been recharacterized into ordinary income.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY    F E E    A N D    O T H E R    T R A N S A C T I O N S    W I T H    A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increase.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund. GMO does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the nine months ended December 31, 2004, EIMC waived its fee in the amount of $118,668. As of December 31, 2004 the Fund had $186,612 in advisory fee waivers subject to recoupment.

During the year ended March 31, 2004, EIMC waived its fee in the amount of $14,291 and reimbursed expenses relating to Class A shares in the amount of $5,268.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the nine months ended December 31, 2004 and the year ended March 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.16% and 0.18%, respectively, of the Fund's average daily net assets.

4 . D I S T R I B U T I O N    P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the nine months ended December 31, 2004, EIS received $1,495,773 from the sale of Class A shares and $2,054, $1,470,340 and $347,826 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5 . I N V E S T M E N T    T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were:

	Cost of Purchases	Proceeds from Sales

Year Ended December 31, 2004 (a)	$ 2,178,040,514	$ 232,093,767
Year Ended March 31, 2004	2,100,117,239	137,000,000

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $4,025,493,200. The gross unrealized appreciation and depreciation on securities based on tax cost was $340,000,040 and $10,743,329, respectively, with a net unrealized appreciation of $329,256,711.

NOTES TO FINANCIAL STATEMENTS continued

6 . I N T E R F U N D    L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the nine months ended December 31, 2004 and the year ended March 31, 2004, the Fund did not participate in the interfund lending program.

7 . D I S T R I B U T I O N S    T O    S H A R E H O L D E R S

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 8,708,132	$ 41,035,930	$ 329,256,711

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended	Year Ended March 31,		Year Ended
	December 31,			February 28,
	2004 (a)	2004	2003 (b)	2003

Ordinary Income	$ 66,119,652	$ 15,804,293	$ 0	$ 2,207,673
Long-term Capital Gain	23,760,623	4,900,875	0	474,644

(a) For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

(b) For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

8 . E X P E N S E    R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9 . D E F E R R E D    T R U S T E E S '    F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

1 0 . F I N A N C I N G    A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the nine months ended December 31, 2004 and year ended March 31, 2004, the Fund had no borrowings under this agreement.

1 1 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 2 . R E G U L AT O RY    M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

NOTES TO FINANCIAL STATEMENTS continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust, as of December 31, 2004, and the related statement of operations for the period from April 1, 2004 to December 31, 2004 and for the year ended March 31, 2004, statements of changes in net assets for the period from April 1, 2004 to December 31, 2004, the period from March 1, 2003 to March 31, 2003, and the year or period ended February 28, 2003, and the financial highlights for the period from April 1, 2004 to December 31, 2004, the year ended March 31, 2004, the period from March 1, 2003 to March 31, 2003, and the year or period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended February 28, 2002, and prior, were audited by other auditors whose reports thereon dated April 17, 2002 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by examination of transfer agent records for mutual fund investments. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Asset Allocation Fund, as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 18, 2005

ADDITIONAL INFORMATION (unaudited)

F E D E R A L    TA X    D I S T R I B U T I O N S

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $23,760,623 for the nine months ended December 31, 2004.

For corporate shareholders, 16.84% of ordinary income dividends paid during the fiscal year ended December 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended December 31, 2004, the Fund designates 44.13% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566389 rv2 2/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 1 series of the Registrant's annual financial statements for the fiscal years ended December 31, 2002 and December 31, 2003, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$143,018	$ 169,583
Audit-related fees (1)	$ 6,249	$ 0

Audit and audit-related fees	$ 149,267	$ 169,583
Tax fees (2)	$ 25,050	$ 429
All other fees	$0	$ 0

Total fees	$190,138	$ 170,012

(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 3, 2005